Profit and Loss Information - Disclosure of Detailed Information About Revenue from Continuing Operations (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Statement Line Items [Line Items]
Gross revenue	$ 35,144	$ 47,809
Rebates	(580)	(5,715)
Revenue	34,564	42,094
Sale of goods	34,564	42,094
Retail [Member]
Statement Line Items [Line Items]
Sale of goods	14,863	19,000
Wholesale [Member]
Statement Line Items [Line Items]
Sale of goods	2,735	8,414
E-Commerce [Member]
Statement Line Items [Line Items]
Sale of goods	$ 16,966	$ 14,680